Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In February 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2015-02 Consolidation (Topic 810) Amendments to the Consolidation Analysis, which affects the following areas of the consolidation analysis:  limited partnerships and similar entities, evaluation of fees paid to a decision maker or service provider as a variable interest and in determination of the primary beneficiary, effect of related parties on the primary beneficiary determination and for certain investment funds. ASU No. 2015-02 is effective for fiscal years beginning after December 15, 2015, and for interim periods beginning after December 31, 2017. We are evaluating the impact of this standard on our consolidated financial position, results of operations and cash flows.

In April 2015, FASB issued ASU No. 2015-03, "Interest - Imputation of Interest (Subtopic 835-30)" entitled "Simplifying the Presentation of Debt Issuance Costs". Effective for financial statements issued for fiscal years beginning after December 15, 2015, the statement provides that debt issuance costs are reflected as a discount to the debt on the Balance Sheet and amortized as additional interest expense over the life of the debt. While we have incurred such debt issuance costs in the past, such amounts have not been material, and we do not expect the adoption of this standard to have a material impact on our consolidated financial position, results of operations and cash flows.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, "Revenue from Contracts with Customers (Topic 606)," which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. This guidance is effective for the annual period beginning after December 15, 2016, and interim and annual periods thereafter. Early adoption is not permitted. We expect the new guidance will have no impact on the Company's current revenue recognition policy.

In August 2014, the FASB issued ASU No. 2014-15, "Presentation of Financial Statements-Going Concern." ASU 2014-15 is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. This guidance is effective for annual periods ending after December 15, 2016, and interim and annual periods thereafter. We do not expect the adoption of this standard to have a material impact on our consolidated financial position, results of operations and cash flow.

In February 2015, the FASB issued ASU No. 2015-02, "Consolidations (Topic 810) - Amendments to the Consolidation Analysis". ASU 2015-2 makes amendments to the current consolidation guidance, including introducing a separate consolidation analysis specific to limited partnerships and other similar entities.  Under this analysis, limited partnerships and other similar entities will be considered a variable-interest entity ("VIE") unless the limited partners hold substantive kick-out rights or participating rights. The standard is effective for annual periods beginning after December 15, 2015. We are currently evaluating the standard and the impact, if any, on our business model and intended acquisitions.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The Company consolidates the financial position, results of operations, and cash flows of all majority-owned subsidiaries. The consolidated financial statements include the accounts of the Company (including the dba Principal Solar Institute) and its subsidiaries SunGen Mill 77, LLC; SunGen Step Guys, LLC; and Powerhouse One, LLC. Significant intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The Company consolidates the financial position, results of operations, and cash flows of all majority-owned subsidiaries. The consolidated financial statements include the accounts of the Company (including the dba Principal Solar Institute) and its subsidiaries SunGen Mill 77, LLC; SunGen Step Guys, LLC; and Powerhouse One, LLC. Significant intercompany accounts and transactions have been eliminated in consolidation.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  We believe the carrying values of our current assets and current liabilities approximate their fair values, and the carrying value of our notes payable approximate their estimated fair value for debts with similar terms, interest rates, and remaining maturities currently available to companies with similar credit ratings.

All related party transactions are evaluated by our officers and/or Board of Directors who take into account various factors, including their fiduciary duty to the Company; the relationships of the related parties to the Company; the material facts underlying each transaction; the anticipated benefits to the Company and related costs associated with such benefits; and the terms the Company could receive from an unrelated third party. Despite this review, related party transactions may not be recorded at fair value.

We do not engage in hedging activities, but do have a derivative instrument treated as a liability whose value is measured on a recurring basis (see "Fair Value Instruments" and "Derivative Liability on Warrants" included herein).

Fair Value Instruments

On March 2, 2015, the Company entered into a convertible loan agreement with Alpha Capital Anstalt (Alpha") (See NOTE 6 - NOTES PAYABLE, Convertible Debentures). In connection with the loan, the Company granted Alpha complex warrants with certain "down round" protection. As such, they are treated as a derivative liability and were valued using a binomial lattice-based option valuation model using holding period assumptions developed from the Company's business plan and management assumptions, and expected volatility from comparable companies including OTC Pink® and small-cap companies. Increases or decreases in the Company's share price, the volatility of the share price, changes in interest rates in general, and the passage of time will all impact the value of these warrants. The Company re-values these warrants at the end of each reporting period and any changes are reflected as gains or losses in current period results.

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  We believe the carrying values of our current assets and current liabilities approximate their fair values, and the carrying value of our notes payable approximate their estimated fair value for debts with similar terms, interest rates, and remaining maturities currently available to companies with similar credit ratings.

All related party transactions are evaluated by our officers and/or Board of Directors who take into account various factors, including their fiduciary duty to the Company; the relationships of the related parties to the Company; the material facts underlying each transaction; the anticipated benefits to the Company and related costs associated with such benefits; and the terms the Company could receive from an unrelated third party. Despite this review, related party transactions may not be recorded at fair value.

We do not engage in hedging activities, but we did have a derivative instrument treated as a liability whose value was measured on a recurring basis (see "Fair Value Instruments" and "Derivative Liability on Warrants" included herein).

Fair Value Instruments

In June 2013, in connection with a sale of its par value $.01 common stock ("Common Stock"), the Company issued complex non-traded warrants with the potential for downward adjustments of the exercise price. The Company estimated the value of these warrants upon issuance using a binomial lattice-based option valuation model. The Company re-valued these warrants at the end of each reporting period since issuance and any changes were reflected as gains or losses in current period results. In November 2014, the warrants were exercised and a resulting gain of $32,239 was recognized.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of our financial statements in accordance with GAAP requires us to, on an ongoing basis, make significant estimates and judgments that affect the reported values of assets, liabilities, revenues, expenses and related disclosure of contingent assets and liabilities.  We base our estimates on historical experience and on various other assumptions we believe are reasonable under the circumstances, the results of which form the basis for our conclusions.  Actual results may differ from these estimates under different assumptions or conditions.  Such differences could have a material impact on our future financial position, results of operations, and cash flows.

Use of Estimates

The preparation of our financial statements in accordance with GAAP requires us to, on an ongoing basis, make significant estimates and judgments that affect the reported values of assets, liabilities, revenues, expenses and related disclosure of contingent assets and liabilities.  We base our estimates on historical experience and on various other assumptions we believe are reasonable under the circumstances, the results of which form the basis for our conclusions.  Actual results may differ from these estimates under different assumptions or conditions.  Such differences could have a material impact on our future financial position, results of operations, and cash flows.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Equivalents

We consider cash, deposits, and short-term investments with original maturities of three months or less as cash and equivalents.  Our deposits are maintained primarily in two financial institutions and, at times, may exceed amounts covered by U.S. Federal Deposit Insurance Corporation insurance.

Restricted Cash

As part of the June 2013 financing with Bridge Bank, National Association (see "Acquisition Note Payable" herein), the Company agreed to maintain in a restricted cash account all proceeds, less debt service and approved expenses, generated by our Powerhouse One subsidiary. Such account provides a minimum of $85,650 replacement reserve ("module reserve") on solar panels found to be defective and potentially not covered under the 25-year manufacturer's warranty. Funds in excess of the module reserve may be accessed by the Company whenever the debt service coverage ratio is greater than or equal to 1.1:1.0.

Cash and Equivalents

We consider cash, deposits, and short-term investments with original maturities of three months or less as cash and equivalents.  Our deposits are maintained primarily in two financial institutions and, at times, may exceed amounts covered by U.S. Federal Deposit Insurance Corporation insurance.

Restricted Cash

As part of the June 2013 financing with Bridge Bank, National Association (see "Acquisition Note Payable" herein), the Company agreed to maintain in a restricted cash account all proceeds, less debt service and approved expenses, generated by our Powerhouse One subsidiary. Such account provides a minimum of $93,150 replacement reserve ("module reserve") on solar panels found to be defective and potentially not covered under the 25-year manufacturer's warranty. Funds in excess of the modular reserve may be accessed by the Company whenever the debt service coverage ratio is greater than or equal to 1.1:1.0.

Receivables, Policy [Policy Text Block]

Accounts Receivable

Accounts receivable are stated at amounts management expects to collect from outstanding balances. Management provides for probable uncollectible amounts through a charge to earnings and a credit to a valuation allowance based on its assessment of individual accounts. No allowance has been recorded in the accompanying financial statements.

Accounts Receivable

Accounts receivable are stated at amounts management expects to collect from outstanding balances. Management provides for probable uncollectible amounts through a charge to earnings and a credit to a valuation allowance based on its assessment of individual accounts. No allowance has been recorded in the accompanying financial statements.

Property, Plant and Equipment, Policy [Policy Text Block]

Solar Arrays

Solar arrays are stated at historical cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the remaining estimated useful lives of the assets. The estimated useful lives of solar arrays are 25 years from the date first placed in service. Accumulated depreciation was $572,389 and $496,894 at March 31, 2015 and December 31, 2014, respectively. During the construction period, all costs and expenses related to the development and construction of a project, excluding administrative expenses, are recorded as construction in process.

In each case where a solar array is installed on property subject to a real estate lease, the Company is obligated to remove such installation at the end of the lease terms. As the expected termination dates including renewal periods are decades off (2041-2084); there is little experience uninstalling solar arrays anywhere in the world; costs are expected to be minimal; and the scrap value of the materials is expected to exceed the cost of removal, such removal costs have not been separately accounted for.

Solar Arrays

Solar arrays are stated at historical cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the remaining estimated useful lives of the assets. The estimated useful lives of solar arrays are 25 years from the date first placed in service. Accumulated depreciation was $496,894 and $207,851 at December 31, 2014 and 2013, respectively. During the construction period, all costs and expenses related to the development and construction of a project, excluding administrative expenses, are recorded as construction in process.

In each case where a solar array is installed on property subject to a real estate lease, the Company is obligated to remove such installation at the end of the lease terms. As the expected termination dates including renewal periods are decades off (2041-2084); there is little experience uninstalling solar arrays anywhere in the world; costs are expected to be minimal; and the scrap value of the materials is expected to exceed the cost of removal, such removal costs have not been separately accounted for.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Long-Lived Assets

The recoverability of the carrying value of long-lived assets is assessed when an indicator of impairment has been identified.

For purposes of recognition and measurement of an impairment loss, a long-lived asset or group of assets is combined with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

For long-lived assets, when impairment indicators are present, the Company compares undiscounted future cash flows, including the eventual disposition of the asset group at market value, to the asset group’s carrying value to determine if the asset group is recoverable. If undiscounted cash flows are less than carrying value, the excess of carrying value over fair value is expensed in the period in which it is estimated to have occurred.

Long-Lived Assets

The recoverability of the carrying value of long-lived assets is assessed when an indicator of impairment has been identified.

For purposes of recognition and measurement of an impairment loss, a long-lived asset or group of assets is combined with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

For long-lived assets, when impairment indicators are present, the Company compares undiscounted future cash flows, including the eventual disposition of the asset group at market value, to the asset group’s carrying value to determine if the asset group is recoverable. If undiscounted cash flows are less than carrying value, the excess of carrying value over fair value is expensed in the period in which it is estimated to have occurred. The Company recorded an impairment charge of $113,661 in 2014 as it wrote-off its investment in SunGen Mill, LLC (see "Note 7 Leases" for additional discussion). No impairment was recorded in 2013.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Power Purchase Agreement

The Company evaluated the PPA with reference to Accounting Standards Codification ("ASC") 805-20-25-10 entitled "Identifiable Intangible Assets" and determined that, while it is not separable from other assets, it does meet the contractual-legal criteria for separate recognition. Further evaluation with reference to ASC 840-10-15-6 entitled "Arrangements that qualify as Leases" concluded the PPA is not a lease, and reference to ASC 805-20-25-10 entitled "Identifiable Intangible Assets" concluded the PPA has no separately recordable value.

Power Purchase Agreement

The Company evaluated the PPA with reference to Accounting Standards Codification ("ASC") 805-20-25-10 entitled "Identifiable Intangible Assets" and determined that, while it is not separable from other assets, it does meet the contractual-legal criteria for separate recognition. Further evaluation with reference to ASC 840-10-15-6 entitled "Arrangements that qualify as Leases" concluded the PPA is not a lease, and reference to ASC 805-20-25-10 entitled "Identifiable Intangible Assets" concluded the PPA has no separately recordable value.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Power generation revenue is recognized as delivered to the purchaser based upon electrical meters affixed to the solar array and measuring kilowatt-hours produced. Our current power generation operations do not generate renewable energy credits, performance-based incentives, or similar credits to the benefit of the Company.

Revenue Recognition

Power generation revenue is recognized as delivered to the purchaser based upon electrical meters affixed to the solar array and measuring kilowatt-hours produced. Our current power generation operations do not generate renewable energy credits, performance-based incentives, or similar credits to the benefit of the Company.

Income Tax, Policy [Policy Text Block]

Income Taxes

Income taxes are recorded under the asset and liability method under which deferred tax assets and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

We account for uncertain income tax positions in accordance with FASB ASC 740 entitled "Income Taxes". Interest costs and penalties related to income taxes are classified as interest expense and general and administrative costs, respectively, in our consolidated financial statements. Income tax returns are subject to a three-year statute of limitations during which they are subject to audit and adjustment. We file income tax returns in the United States federal jurisdiction and certain states.

Income Taxes

Income taxes are recorded under the asset and liability method under which deferred tax assets and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

We account for uncertain income tax positions in accordance with FASB ASC 740 entitled "Income Taxes". Interest costs and penalties related to income taxes are classified as interest expense and general and administrative costs, respectively, in our consolidated financial statements. Income tax returns are subject to a three-year statute of limitations during which they are subject to audit and adjustment. We file income tax returns in the United States federal jurisdiction and certain states. The tax years that remain subject to examination by major tax jurisdictions include 2010 through 2013.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Equity Transaction Fair Values

The estimated fair value of our Common Stock issued in share-based payments is measured by the more relevant of (1) the prices received in private placement sales of our stock or, (2) the Company's publically-quoted market price.  We estimate the fair value of simple warrants and stock options when issued or, in the case of issuances to non-employees, when vested, using the Black-Scholes option-pricing ("Black-Scholes") model that requires the input of subjective assumptions.  When valuing more complex warrants, options, or other derivative equity instruments, we use a binomial lattice-based option pricing model or Monte Carlo option pricing model, whichever management deems more appropriate in the circumstances. Recognition in stockholders’ equity and expense of the fair value of stock options awarded to employees is on the straight-line basis over the requisite service period.  Subsequent changes in fair value are not recognized.

Equity Transaction Fair Values

The estimated fair value of our Common Stock issued in share-based payments is measured by the more relevant of (1) the prices received in private placement sales of our stock or, (2) its publically-quoted market price.  We estimate the fair value of simple warrants and stock options when issued or, in the case of issuances to non-employees, when vested using the Black-Scholes option-pricing ("Black-Scholes") model that requires the input of subjective assumptions.  When valuing more complex warrants, options, or other derivative equity instruments, we use a binomial lattice-based option pricing model or Monte Carlo option pricing model, whichever management deems more appropriate in the circumstances. Recognition in stockholders’ equity and expense of the fair value of stock options awarded to employees is on the straight-line basis over the requisite service period.  Subsequent changes in fair value are not recognized.

Earnings Per Share, Policy [Policy Text Block]

Net Income (Loss) per Share

Basic net income or loss per share is computed by dividing the net income or loss attributable to common stockholders for the period by the weighted average number of shares of Common Stock outstanding for the period. Diluted income per share reflects the potential dilution of other potential issuances of Common Stock including shares to be issued upon exercise of options and warrants and upon conversion of convertible debt and preferred stock. Potentially dilutive shares are not included in the event of a loss as the effect of doing so would be anti-dilutive. As of March 31, 2015, options to purchase 765,590 shares, warrants to purchase 276,513 shares of our Common Stock, and 467,501 shares issuable upon the conversion of convertible notes payable have been excluded from the calculation of diluted loss per share, as their effect would have been anti-dilutive. As of March 31, 2014, options to purchase 402,833 shares and warrants to purchase 587,592 shares of our Common Stock have been excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive.

Net Income (Loss) per Share

Basic net income or loss per share is computed by dividing the net income or loss for the period by the weighted average number of shares of Common Stock outstanding for the period. Diluted income per share reflects the potential dilution of derivative securities by including other potential issuances of Common Stock including shares to be issued upon exercise of options and warrants and upon conversion of convertible debt. Potentially dilutive shares are not included in the event of a loss as the effect of doing so would be anti-dilutive. As of December 31, 2014, options to purchase 716,065 shares, warrants to purchase 42,138 shares of our Common Stock, and 146,667 shares issuable upon the conversion of convertible notes payable have been excluded from the calculation of diluted loss per share, as their effect would have been anti-dilutive. As of December 31, 2013, options to purchase 402,833 shares and warrants to purchase 587,592 shares of our Common Stock have been excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive.